Reserves	12 Months Ended
Jun. 30, 2022
Reserves [Abstract]
Reserves
Note 22.  Reserves

	Consolidated
	30 June 2022	30 June 2021 (restated*)
	US$’000	US$’000

Foreign currency translation reserve	(21,014)	1,851
Share-based payments reserve	14,200	992

	(6,814)	2,843

Foreign currency translation reserve
The reserve is used to recognize exchange differences arising from the translation of the financial statements of foreign operations to United States dollar.

Share-based payments reserve
The reserve is used to recognize the value of equity benefits provided to employees and Directors as part of their remuneration, and other parties as part of their compensation for services.